LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 9:-LEASES

Lease agreements:

The Group as a lessee:

The Group’s facilities are leased under several lease agreements for periods ending up to 2033, with options to extend the leases ending up to 2038. In addition, the Group has various operating lease agreements with respect to motor vehicles.

NOTE 9:-LEASES (Cont.)

The components of operating lease costs were as follows:

	Year ended
	December 31,
	2023	2022	2021
Fixed lease cost	$10,979	$9,271	$9,745
Variable lease cost	477	260	99
Sublease income	(1,167)	(1,516)	(1,547)
Total net lease costs	$10,289	$8,015	$8,297

The Group’s operating lease agreements have remaining lease terms ranging from one year to 14.46 years, including agreements with options to extend the leases for up to seven years.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31,
2023
Weighted average remaining lease term	4.49 years
Weighted average discount rate	5.54%

The following table presents supplemental cash flows information related to the lease costs for operating leases:

December 31,
2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$9,167

The discount rate was determined based on the estimated collateralized borrowing rate of the Group, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2024	$5,905
2025	5,397
2026	4,690
2027	4,206
2028 and thereafter	31,011

Total lease payments	$51,209

Less - imputed interest	$(11,927)
Present value of lease liabilities	$39,282

NOTE 9:-LEASES (Cont.)

In November 2022, the Company entered into a new lease agreement in Park Naymi, which is located near Messubim Junction in Israel (the "New Lease Agreement"). The New Lease Agreement will replace the current lease agreement in Israel which is originally scheduled to expire in January 2024 and was extended until April 2024. The Company recognized additional ROU assets and lease liabilities related to the current lease agreement in the amount of $1,355. Pursuant to the New Lease Agreement, the Company leases from the landlord an approximately 10,000 square foot facility (the "Premises"). The lease of the Premises, which is still under construction, commenced in July 2023. The initial lease term under the New Lease Agreement is for seven years. The Company additionally holds options under the New Lease Agreement to extend the lease term for additional periods of five years.At the commencement date, the Company recognized ROU assets and lease liabilities related to the New Lease Agreement in the amount of $25,810.

The Group as a lessor:

Revenue from sales-type leases is presented on a gross basis when the Group enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business. The product has no residual value.

At the commencement date of sales-type leases for the year ended December 31, 2023 and 2022, the Group recognized $15,937 and $19,802 of product revenue respectively. As of the commencement date of sales-type leases for the year ended December 31, 2023 and 2022, the Group recognized $4,178 and $2,152 cost of product revenue respectively. The Group's short -term net investment in a lease receivable as of December 31, 2023 and 2022, were $8,367 and $7,972 respectively and are presented within trade receivables in the consolidated balance sheets. The Group's long -term net investment in a lease receivable as of December 31, 2023 and 2022, were $16,798 and $13,099 respectively and are presented within long -term trade receivables in the consolidated balance sheets.

The following table illustrates the Group's future sales-type lease receipts as of December 31, 2023:

Year ending December 31,
2024	$8,367
2025	7,528
2026	5,130
2027	2,577
2028 and thereafter	1,563
Total future minimum receipts	$25,165
Less - unearned interest income	$(1,076)
Total	$24,089